Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA SmallCap Momentum ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield
Financial ETF
Invesco KBW Premium Yield Equity REIT
ETF
Invesco KBW Property & Casualty
Insurance ETF
Invesco KBW Regional Banking ETF
Invesco PureBetaSM MSCI USA ETF
Invesco PureBetaSM MSCI USA Small Cap
ETF
Invesco Russell 1000 Enhanced
Equal Weight ETF
Invesco Russell 1000 Equal Weight ETF
Invesco Russell 1000 Low Beta Equal
Weight ETF
Invesco S&P 500 Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low
Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Low
Volatility ETF

Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500 Momentum ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap Consumer
Discretionary ETF
Invesco S&P SmallCap Consumer Staples
ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low
Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information
Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities &
Communication Services ETF
Invesco Solar ETF

(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Invesco DWA SmallCap Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA SmallCap Momentum ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco KBW Bank ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco KBW Bank ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco KBW High Dividend Yield Financial ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco KBW High Dividend Yield Financial ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco KBW Premium Yield Equity REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco KBW Premium Yield Equity REIT ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco KBW Property & Casualty Insurance ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco KBW Property & Casualty Insurance ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco KBW Regional Banking ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco KBW Regional Banking ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco PureBeta MSCI USA ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco PureBetaSM MSCI USA ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco PureBeta MSCI USA Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco PureBetaSM MSCI USA Small Cap ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco Russell 1000 Enhanced Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell 1000 Enhanced Equal Weight ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco Russell 1000 Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell 1000 Equal Weight ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco Russell 1000 Low Beta Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell 1000 Low Beta Equal Weight ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P 500 Enhanced Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Enhanced Value ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P 500 ex-Rate Sensitive Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P 500 High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500® High Beta ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P 500 High Dividend Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500® High Dividend Low Volatility ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P 500 Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500® Low Volatility ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P 500 Minimum Variance ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Minimum Variance ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P 500 Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Momentum ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P MidCap Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P MidCap Low Volatility ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P SmallCap Consumer Discretionary ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Consumer Discretionary ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P SmallCap Consumer Staples ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Consumer Staples ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P SmallCap Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Energy ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P SmallCap Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Financials ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P SmallCap Health Care ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Health Care ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P SmallCap High Dividend Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap High Dividend Low Volatility ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P SmallCap Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Industrials ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P SmallCap Information Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Information Technology ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P SmallCap Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Low Volatility ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P SmallCap Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Materials ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P SmallCap Quality ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Quality ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco S&P SmallCap Utilities & Communication Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Utilities & Communication Services ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco Solar ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Solar ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.